Share-based compensation - Dividend equivalent rights - Summary of awards (Details)	Mar. 04, 2021	Mar. 04, 2020	Mar. 07, 2019	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014
Share-based compensation.
Valuation Method	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo